Share-Based Payment Transactions - Summary of Company's Share Options (Detail) $ in Thousands		12 Months Ended
	Mar. 29, 2023 USD ($)	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure Of Movement In The Share Options [Line Items]
Number of Options, Granted | $	11,002
Two Thousand and Sixteen Plan [Member]
Disclosure Of Movement In The Share Options [Line Items]
Number of Options, Beginning			1,359,797	1,550,592
Number of Options, Granted				115,000
Number of Options, Exercised				(85,522)
Number of Options, Forfeited				(220,273)
Number of Options, Ending				1,359,797
Number of Options, Excercisable				676,677
Weighted average exercise price, Beginning | $ / shares			$ 21.7	$ 20.3
Weighted average exercise price, Granted | $ / shares				31
Weighted average exercise price, Exercised | $ / shares				4.6
Weighted average exercise price, Forfeited | $ / shares				23.2
Weighted average exercise price, Ending | $ / shares				$ 21.7
Exchange Ratio of 0.071679 [Member]
Disclosure Of Movement In The Share Options [Line Items]
Number of Options, Beginning		119,072	97,296	110,972
Number of Options, Granted		133,999	30,483	8,243
Number of Options, Exercised			(624)	(6,130)
Number of Options, Forfeited		(55,544)	(8,083)	(15,789)
Number of Options, Expired		(11,160)
Number of Options, Ending		186,367	119,072	97,296
Number of Options, Excercisable		117,755	78,595	48,504
Weighted average exercise price, Beginning | $ / shares		$ 462.205	$ 302.739	$ 283.207
Weighted average exercise price, Granted | $ / shares		77.059	963.81	432.484
Weighted average exercise price, Exercised | $ / shares			139.682	64.175
Weighted average exercise price, Forfeited | $ / shares		151.835	57.005	323.665
Weighted average exercise price, Expired | $ / shares		3.235
Weighted average exercise price, Ending | $ / shares		$ 289.206	$ 462.205	$ 302.739